Financial expense, net	6 Months Ended
Jun. 30, 2023
Financial expense, net [Abstract]
Financial expense, net
Note 19. - Financial expense, net
Financial income and expense
The following table sets forth financial income and expenses for the six-month periods ended June 30, 2023 and 2022:

	For the six-month period ended June 30,
	2023	2022
Financial income	($ in thousands)
Interest income on deposits	9,025	1,749
Interest income from loans and credits	1,321	699
Interest rates gains on derivatives: cash flow hedges	244	751
Total	10,590	3,199

	For the six-month period ended June 30,
	2023	2022
Financial expense	($ in thousands)
Interest on loans and notes	(172,876)	(140,615)
Interest rates gains/(losses) on derivatives: cash flow hedges	9,931	(23,568)
Total	(162,945)	(164,183)

Interest on loans and notes primarily include interest on corporate and project debt.
Gains and losses from interest rate derivatives designated as cash flow hedges primarily correspond to transfers from equity to financial expense when the hedged item impacts the consolidated income statement. The decrease of losses and increase of gains in the six-month period ended June 30, 2023 compared to the six-month period ended June 30, 2022, is due to an increase in the spot interest rates in 2023 compared to 2022, which implies lower interest payments on the derivatives instruments contracted.
Net exchange differences
Net exchange differences primarily correspond to realized and unrealized exchange gains and losses on transactions in foreign currencies as part of the normal course of business of the Company.

Other financial income and expenses
The following table sets out Other financial income and expenses for the six-month periods ended June 30, 2023, and 2022:

	For the six-month period ended June 30,
Other financial income / (expenses)	2023	2022
	($ in thousands)
Other financial income	6,244	9,493
Other financial losses	(13,187)	(11,624)
Total	(6,943)	(2,131)

Other financial income in the six-month period ended June 30, 2023 include an income for non-monetary change to the fair value of derivatives of Kaxu for which hedge accounting is not applied for $1.0 million, and $2.4 million of income further to the change in the fair value of the conversion option of the Green Exchangeable Notes (Note 14) in the period ($5.6 million and $3.4 million of income respectively in the six-month period ended June 30, 2022).

Other financial losses primarily include guarantees and letters of credit, other bank fees and non-monetary interest expenses for updating the present value of provisions and other long-term liabilities reflecting passage of time.